Deferred and current taxation - Additional disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 266.5	€ 272.4	€ 353.5
Temporary differences on property, plant and equipment in subsidiaries for which no deferred tax asset has previously been recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognition of net deferred tax assets	50.0
Trading losses | Lauda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	54.0
Unremitted earnings of overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 0.0